UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03.31.12
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): 	[ ] is a restatement.
         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Glaxis Capital Management, LLC
Address: 443 John Ringling Blvd, Suite G
       Sarasota, FL 34236
 Form 13F File Number: 028-14717
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Andrew J. Copa
Title: Chief Compliance Officer
Phone: 941.556.5333
Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				5.11.12

Report Type( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings of this reporting manager are reported in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by another reporting manager(s).)

				FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $77,673 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

					FORM 13F INFORMATION TABLE
Column 1		Column 2Column 3	Column 4	Column 5	Column 6  	Column 7Column 8
Name			Title ofCUSIP		Value	SHRS OR	SH/	Put/	Investment	Other	Voting Authority
of Issuer		Class			(x1000)	PRN AMT	PRN	Call	Discretion	Manager	Sole	Shared	None

ACACIA RESH CORP	COM	003881 30 7	7447	178420	SH		Sole			178420
ARES CAP CORP		COM	04010L 10 3	4024	246120	SH		Sole			246120
BANK OF AMERICA CORP	COM	060505 10 4	3259	340500	SH		Sole			340500
BP PLC			ADR	055622 10 4	1897	42160	SH		Sole			42160
CITIGROUP INC		COM NEW	172967 42 4	5115	139940	SH		Sole			139940
CATERPILLAR INC DEL	COM	149123 10 1	852	8000	SH		Sole			8000
CHICAGO BRIDGE & IRON COREG SHRS167250 10 9     281     6500	SH	  	Sole			6500
CHEMTURA CORP		COM NEW	163893 20 9	170	10000	SH		Sole			10000
COMPASS DIVERSIFIED HLD	BEN INT	20451Q 10 4	319	21600	SH		Sole			21600
CENTURYLINK INC		COM	156700 10 6	1943	50280	SH		Sole			50280
CURRENCYSHS JAPAN YEN 	PUT	23130A 95 2	302	155000	SH	Put	Sole			155000
DELPHI AUTOMOTIVE PLC	SHS	G27823 10 6	916	29000	SH		Sole			29000
DOW CHEM CO		COM	260543 10 3	2598	75000	SH		Sole			75000
DEVON ENERGY CORP NEW	COM	25179M 10 3	1636	23000	SH		Sole			23000
EBAY INC		COM	278642 10 3	3904	105820	SH		Sole			105820
EASTMAN CHEM CO		COM	277432 10 0	1975	38200	SH		Sole			38200
FORD MTR CO DEL		COM PAR 345370 86 0	2810	225000	SH		Sole			225000
FIFTH STREET FIN CORP	COM	31678A 10 3	460	47100	SH		Sole			47100
GOLAR LNG LTD BERMUDA	SHS	G9456A 10 0	6954	182750	SH		Sole			182750
GOLAR LNG PARTNERS LP	COM UNITY2745C 10 2	10175	274100	SH		Sole			274100
GNC HLDGS INC		COM CL A36191G 10 7	244	7000	SH		Sole			7000
GENWORTH FINL INC	COM CL A37247D 10 6	416	50000	SH		Sole			50000
GREEN PLAIN RENEW ENERG	COM	393222 10 4	2781	257752	SH		Sole			257752
ISHARES TR		USAGG B	464287 22 6	335	3050	SH		Sole			3050
SPDR SERIES TRUST	YLD ETF	78464A 41 7	1772	45000	SH		Sole			45000
KRONOS WORLDWIDE INC	COM	50105F 10 5	546	21900	SH		Sole			21900
LEAR CORP		COM NEW	521865 20 4	1116	24000	SH		Sole			24000
LINKEDIN CORP		COM CL A53578A 10 8	510	5000	SH		Sole			5000
LYONDELLBASELL INDUST	SHS - A	N53745 10 0	829	19000	SH		Sole			19000
METLIFE INC		COM	59156R 10 8	598	16000	SH		Sole			16000
MACQUARIE INFR CO LLC	MEM INT	55608B 10 5	673	20400	SH		Sole			20400
NOBLE ENERGY INC	COM	655044 10 5	978	10000	SH		Sole			10000
NCI BUILDING SYS INC	COM NEW	628852 20 4	288	25000	SH		Sole			25000
ENDURO RTY TR		TR UNIT	29269K 10 0	987	45900	SH		Sole			45900
OPENWAVE SYS INC	COM NEW	683718 30 8	341	150000	SH		Sole			150000
SANDERSON FARMS INC	COM	800013 10 4	880	16600	SH		Sole			16600
TRIANGLE CAP CORP	COM	895848 10 9	494	25000	SH		Sole			25000
THL CR INC		COM	872438 10 6	129	10000	SH		Sole			10000
TOTAL S A		SPN ADR	89151E 10 9	267	5220	SH		Sole			5220
TRIUMPH GROUP INC	COM	896818 10 1	2577	41130	SH		Sole			41130
VISTEON CORP		COM NEW	92839U 20 6	1219	23000	SH		Sole			23000
VIACOM INC NEW		CL B	92553P 20 1	1092	23000	SH		Sole			23000
VALIDUS HOLDINGS LTD	COM SHS	G9319H 10 2	1232	39800	SH		Sole			39800
VANGUARD BD INDEX FD 	LT BOND	921937 79 3	333	4000	SH		Sole			4000